16. Trade payables	12 Months Ended
Dec. 31, 2017
Trade Payables
Trade payables
	2017	2016

Product suppliers	8,554	7,763
Service suppliers	412	320
Bonuses from suppliers (note 16.2)	(838)	(851)
	8,128	7,232
16.1.	Agreement between suppliers, the Company and banks

The Company has certain agreements with financial institutions in order to allow its suppliers to use the Company's lines of credit for prepayment of receivables arising from the sale of goods and services, allowing suppliers to anticipate receivables.

These transactions were evaluated by the management and concluded that they have commercial characteristics, since there are no changes in price and / or terms previously established in the original commercial negotiations, as well as no financial charges. The anticipation is also solely at the suppliers’s discretion.

16.2.	Accounts receivable from vendors

It includes bonuses and discounts obtained from suppliers. These amounts are established in agreements and include amounts for discounts on purchase volumes, joint marketing programs, freight reimbursements, and other similar programs. The settlement of these receivables is through offsetting the amounts payable to suppliers, according to the terms of supply agreements.